Summary of Significant Accounting Policies and Basis of Presentation (as restated) (Details) - Schedule of previously reported statement of cash flows - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
As Previously Reported [Member]
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	$ 7,030,200	$ 3,730,360	$ 1,456,580
Adjustment [Member]
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption	(7,030,200)	(3,730,360)	(1,456,580)
As Restated [Member]
Supplemental Disclosure of Noncash Financing Activities:
Change in Value of Class A common stock subject to possible redemption